Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000004007 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000004007 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000004007 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004007 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004007 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004007 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004007 | Government of Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004007 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004007 | Commonwealth of Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004007 | Bundesrepublik Deutschland Bundesanleihe
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004007 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000004007 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000004007 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000004007 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000004007 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000004007 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000004007 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000004008 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000004008 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000004008 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004008 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004008 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004008 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004008 | Government of Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004008 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004008 | Commonwealth of Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004008 | Bundesrepublik Deutschland Bundesanleihe
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004008 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000004008 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000004008 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000004008 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000004008 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000004008 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000004008 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000159126 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000159126 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000159126 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000159126 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000159126 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000159126 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159126 | Government of Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159126 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159126 | Commonwealth of Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159126 | Bundesrepublik Deutschland Bundesanleihe
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159126 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000159126 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159126 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000159126 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000159126 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000159126 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159126 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000219335 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000219335 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000219335 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219335 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219335 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219335 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219335 | Government of Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219335 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219335 | Commonwealth of Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219335 | Bundesrepublik Deutschland Bundesanleihe
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219335 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000219335 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000219335 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000219335 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000219335 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000219335 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219335 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.40%